Disclosure of detailed information about entity reportable segments (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Property, plant and equipment	$ 20,292	$ 16,275
Intangible assets	1	1
Exploration and evaluation assets	28,344,681	27,633,564
Congo [Member]
Statements [Line Items]
Property, plant and equipment	3,493	1,174
Intangible assets	0	0
Exploration and evaluation assets	28,344,681	27,633,564
Canada [Member]
Statements [Line Items]
Property, plant and equipment	16,799	15,101
Intangible assets	1	1
Exploration and evaluation assets	$ 0	$ 0